As filed with the U.S. Securities and Exchange Commission on September 22, 2023

Securities Act File No. 33-19228
Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 148	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 150	☒

(Check appropriate box or boxes)

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court
Naperville, Illinois
(Address of Principal Executive Offices)

60563
(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

Erik Ojala

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike and Rita Rubin
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 28, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [ ] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CALAMOS INVESTMENT TRUST

CONTENTS OF POST EFFECTIVE AMENDMENT NO. 148

This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The Facing Sheet

Parts A, B and C of the Calamos Investment Trust’s (the “Registrant”) Post-Effective Amendment No. 145 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 147 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Investment Company Act”), filed on May 15, 2023 (the “Post-Effective Amendment”), are incorporated by reference herein. The Post-Effective Amendment was originally scheduled to become effective on July 29, 2023.

On July 26, 2023, the Registrant submitted Post-Effective Amendment No. 146 to its Registration Statement under the Securities Act and Amendment No. 148 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate August 28, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is incorporated herein by reference.

On August 24, 2023, the Registrant submitted Post-Effective Amendment No. 147 to its Registration Statement under the Securities Act and Amendment No. 149 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate September 27, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Second Delaying Amendment is incorporated herein by reference.

The Registrant is submitting this Post-Effective Amendment No. 148 to its Registration Statement under the Securities Act and Amendment No. 150 to its Registration Statement under the Investment Company Act solely to designate September 28, 2023 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 148 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 22nd day of September 2023.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer)	September 22, 2023
John P. Calamos, Sr.

/s/ John E. Neal*	Trustee	September 22, 2023
John E. Neal

/s/ William Rybak*	Trustee	September 22, 2023
William Rybak

/s/ Virginia G. Breen*	Trustee	September 22, 2023
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	September 22, 2023
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	September 22, 2023
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	September 22, 2023
Christopher M. Toub

/s/ Thomas E. Herman	Vice President and Chief Financial Officer (principal accounting officer)	September 22, 2023
Thomas E. Herman

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015; Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed on August 28, 2018; and Post-Effective Amendment No. 131 to Registrant’s Registration Statement on Form N-1A, filed on February 24, 2020.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Attorney-in-Fact September 22, 2023